Share based compensation - Activities of company's RSUs (Details) $ / shares in Units, $ in Thousands	6 Months Ended
Jun. 30, 2024 USD ($) $ / shares shares
Number of RSUs
Outstanding at the beginning (in shares) | shares	15,033,854,000
Granted (new RSUs) (in shares) | shares	117,250,000
Exercised (in shares) | shares	(4,039,195,000)
Outstanding at the end (in shares) | shares	11,111,909,000
Vested and expected to vest (in shares) | shares	11,111,909,000
Exercisable (in shares) | shares	9,185,844,000
Weighted Average Exercise Price
Outstanding at the beginning (in USD per share)	$ 0.69
Granted (new RSUs) (in USD per share)	0
Exercised (in USD per share)	0.03
Outstanding at the end (in USD per share)	0.92
Vested and expected to vest (in USD per share)	0.92
Exercisable (in USD per share)	0.92
Weighted Average Fair value at grant date
Outstanding at the beginning (in USD per share)	4.91
Granted (new RSUs) (in USD per share)	3.51
Exercised (in USD per share)	0
Outstanding at the end (in USD per share)	4.31
Vested and expected to vest (in USD per share)	4.31
Exercisable (in USD per share)	$ 4.26
Weighted remaining contractual years
Vested and expected to vest (in years)	8 years 9 months 21 days
Exercisable (in years)	8 years 11 months 4 days
Aggregate intrinsic value
Vested and expected to vest | $	$ 38,054
Exercisable | $	$ 31,602